Intangibles	6 Months Ended
Jun. 30, 2026
Intangible Asset, Goodwill and Other [Abstract]
Intangibles

9. Intangibles

Intangible assets consisted of the following (in thousands):

	Successor - AIAI June 30, 2026				Predecessor - CCCI December 31, 2025
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted Average Useful Life (years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Customer relationships	$84,711	$(599)	$84,112	23	$-	$-	$-
Customer backlog	2,135	(320)	1,815	1	-	-	-
Trademarks and domain names	22,620	(503)	22,117	7	-	-	-
Partner relationships	17,671	(204)	17,467	13	-	-	-
Software	17,927	(408)	17,519	7	-	-	-
AI technology license	480,999	(14,480)	466,519	5
Acquired technology	35,753	(1,073)	34,680	5	-	-	-
Total	$661,816	$(17,587)	$644,229	8	$-	$-	$-

Amortization expense related to the existing finite-lived intangible assets is expected to be as follows (in thousands):

Fiscal Year	Amortization Expense
2026 (Remaining 6 months)	$58,452
2027	115,516
2028	114,769
2029	114,619
2030	114,538
Thereafter	126,335
Total	$644,229

Amortization expense related to intangible assets totaled $17.6 million for the Successor period from May 7, 2026 through June 30, 2026, $0 for the Predecessor period from January 1, 2026 through May 6, 2026, and $0 for the Predecessor period from April 1, 2026 through May 6, 2026. For the Predecessor periods in the three- and six-months ended June 30, 2025, amortization expense totaled $0 and $0, respectively.

Changes in goodwill are as follows (in thousands):

Amount
Goodwill, December 31, 2025 (Predecessor - CCCI)	$-
Goodwill recognized in Business Combinations	303,803
Goodwill transferred in Bond Street Acquisition	1,403
Goodwill, June 30, 2026 (Successor - AIAI)	$305,206